UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
CURRENT ASSETS
Cash	$ 1,653,308	$ 572,807	$ 407,031
Accounts receivable, net	21,270,035	12,382,623	8,702,303
Prepayment, net	5,582,523	0	7,699
Prepaid expenses, current	1,107,696	1,963,359	0
Other Receivables	113,118	5,073	11,410
Contract assets	1,838,135	1,158,370	603,979
Loan receivable, current	600,000	0
Due from related parties	347	490	40,154
Inventories	123	128	134
Interest receivable	3,500	10,500	0
Total current assets	32,168,785	16,093,350	9,772,710
NON-CURRENT ASSETS
Deferred offering costs	0	19,884	967,793
Prepaid expenses, non-current	0	105,000	0
Loan receivable, non-current	0	350,000	0
Operating lease assets, net	760,269	154,556	67,934
Finance lease assets, net		0	43,520
Property and equipment, net	179,688	201,539	242,185
Intangible assets, net	5,798	5,738	6,088
Deferred tax asset	411,177	248,908	136,799
Total non-current assets	1,356,932	1,085,625	1,464,319
TOTAL ASSETS	33,525,717	17,178,975	11,237,029
CURRENT LIABILITIES
Accounts payable	7,560,733	3,175,565	1,851,723
Advance from Customers	1,044,553	246	0
Due to related parties		0	63,222
Payroll payable	89,959	15,009	23,401
Tax payables	1,548,762	1,138,911	821,010
Other payables	7,241,937	5,005,375	3,353,963
Contract liabilities	1,256,381
Finance lease liabilities – current		0	21,893
Operating lease liabilities – current	290,326	52,217	6,382
Estimated warranty liabilities	120,161	9,650	64,576
Total current liabilities	19,152,812	9,396,973	6,206,170
NON-CURRENT LIABILITIES
Operating lease liabilities – non-current	426,626	54,331	13,550
Total non-current liabilities	426,626	54,331	13,550
TOTAL LIABILITIES	19,579,438	9,451,304	6,219,720
SHAREHOLDERS’ EQUITY
Subscription receivable	(1,500)	(1,500)	(1,500)
Additional paid-in capital	11,257,406	4,222,882	1,210,094
Statutory reserve	666,232	512,732	402,621
Retained earnings	1,893,290	3,118,706	3,551,019
Accumulated other comprehensive income (loss)	128,530	(126,774)	(146,425)
Total Decent’s shareholders’ equity	13,948,496	7,727,671	5,017,309
Non-controlling interests	(2,217)	0
Total shareholders’ equity	13,946,279	7,727,671	5,017,309
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	33,525,717	17,178,975	11,237,029
Class A Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock value	4,038	1,125	1,000
Class B Ordinary shares
SHAREHOLDERS’ EQUITY
Common stock value	$ 500	$ 500	$ 500